Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 122
Balance at end of year	147	$ 122
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	122	113	$ 114
Charged (credited) to income tax expense	25	9	(1)
Balance at end of year	$ 147	$ 122	$ 113